Note 6 - Investments in Equity Method Investees (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Allowance for Notes, Loans and Financing Receivable, Noncurrent	¥ 92,935	¥ 62,800
Payments to Acquire Equity Method Investments	338,240	199,920	¥ 100,000
Equity Method Investments	2,560,557	2,085,689
Goodwill [Member]
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Equity Method Investments	103,841	53,841
Stratosphere [Member]
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Allowance for Notes, Loans and Financing Receivable, Noncurrent	30,658
Equity Method Investments		32,451
Stratosphere [Member] | Other Assets [Member]
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Notes, Loans and Financing Receivable, Gross, Noncurrent	30,658	¥ 20,000
e-Corporation [Member]
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Payments to Acquire Equity Method Investments	50,000
Equity Method Investments	32,839
BIZNET [Member]
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Payments to Acquire Equity Method Investments	288,240
Equity Method Investments	¥ 288,240